Revenue (Tables)	12 Months Ended
Feb. 28, 2021
Revenue [Abstract]
Schedule of Revenue Arising from Contracts with Customers

This represents revenue arising from the Group’s contracts with customers for license fees and platform service fees.

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
License fees	30,918	8,458	—
Platform service fees
-Trade discovery sub-module	22,369,694	14,432,428	—
-Trade finance sub-module	33,073,113	2,457,292	—
	55,473,725	16,898,178	—

Summary of Information About Receivables and Contract Liabilities from Contracts with Customers

The following table provides information about receivables and contract liabilities from contracts with customers.

		As of February 28, 2021	As of February 29, 2020
	Note	US$	US$
Trade receivables – external customers	7	22,853,115	10,162,246
Trade receivables – related parties	8	—	3,232,810
Contract liabilities	18	(49,124)	(97,542)

Summary of Significant Changes in Contract Liabilities Balances

Significant changes in the contract liabilities balances during the year are as follows:

	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$
Revenue recognised that was included in contract liabilities balance at the beginning of the year	(97,542)	—
Increases due to advances and license fees collected	(36,750)	(232,000)
Amounts recognised as revenue during the year	30,918	8,458
Advances utilised during the year	54,250	126,000
	(49,124)	(97,542)